Subordinated Debt Securities - Summary of Subordinated Negotiable Obligations Not Convertible Into Shares Issued Under Global Programs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated Debt Securities	$ 205,612,893		$ 141,394,653
Maturing on July 19 ,2026
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount	100.00%
Maturing on July 19, 2021
Disclosure of detailed information about borrowings [line items]
Rate	8.25%	8.25%
Interest payable semi-annually on January 9 and July 19 2017
Disclosure of detailed information about borrowings [line items]
Rate	7.156%	7.156%
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of detailed information about borrowings [line items]
Class No.	II
Notional Amount		$ 250,000
Term	120 months
Subordinated Debt Securities		$ 205,612,893		$ 141,394,653